Revenue	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Revenue
3.	Revenue

Revenue from collaboration agreements for the year ended December 31, 2020 relates to the Research collaboration agreements the Group entered into with Mallinckrodt plc in July 2019, Takeda Pharmaceutical Company Limited in January 2020 and AstraZeneca plc in March 2020.

Revenue comprised £226k of royalty income (2019: £73k; 2018: £nil) and £5,253k of Research collaboration income (2019: £171k; 2018: £nil). Disaggregation of Revenue from Contracts with Customers is as follows:

	Year ended December 31,
	2020	2019	2018
Revenue from Contracts with Customers	£000s	£000s	£000s
Research collaboration - Mallinckrodt plc	3,817	171	-
Research collaboration - Takeda Pharmaceutical Company Limited	1,414	-	-
Research collaboration - other	22	-	-
Research collaboration - total	5,253	171	-
Royalties	226	73	-
Total revenue from contracts with customers	5,479	244	-

Under our collaboration agreement with Mallinckrodt, we received an upfront cash payment of £16.4 million ($20 million) in 2019 and are eligible to receive specified development, regulatory and commercial milestone payments. We received a milestone payment of £1.5 million or $2 million (2019: £1.7m) during the year ended December 31, 2020. In addition to these payments, Mallinckrodt has agreed to fund some of our research personnel and preclinical development costs. We recognize the upfront payment, milestone payments, payments for personnel costs and other research funding payments over time, in accordance with IFRS 15. During the year ended December 31, 2020, we recognized a total of £3.8 million in revenue under this agreement.

Under our collaboration agreement with Takeda, we received a milestone payment of £1.6 million ($2 million) during the year ended December 31, 2020. We recognize the milestone payments over time, in accordance with IFRS 15. During the year ended December 31, 2020, we recognized a total of £1.4 million in revenue under this agreement.

Under our collaboration agreement with AstraZeneca, we received an upfront cash payment of £17.1 million ($20m) in 2020 with a further amount of £30.8 million ($40 million) due to be received in May 2021.   We recognize the upfront payment and milestone payments over time, in accordance with IFRS 15. During the year ended December 31, 2020, we recognized a total of £22k in revenue under this agreement.